ALLEGIANT FUNDS

                               A, B, and C Shares

   Supplement dated December 30, 2005 to the Prospectus dated October 1, 2005.

                   This Supplement provides new and additional
                    information beyond that contained in the
                        Prospectus and should be read in
                        conjunction with the Prospectus.


REDEMPTION FEE

THE FOLLOWING INFORMATION IS ADDED TO THE FIFTH PARAGRAPH UNDER THE HEADING "REDEMPTION FEE" ON PAGE 95 OF THE PROSPECTUS:

6. Redemptions in connection with periodic portfolio rebalancing of certain wrap accounts or automatic rebalancing arrangements.

FRONT-END SALES CHARGE WAIVER

THE THIRD BULLET POINT UNDER THE HEADING "WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES" ON PAGE 99 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE
FOLLOWING:

o by officers, directors, employees and retirees of the Sub-Adviser, co-administrators, transfer agent, distributor and custodian and members of their immediate families;



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                                    I Shares

   Supplement dated December 30, 2005 to the Prospectus dated October 1, 2005.

                   This Supplement provides new and additional
                    information beyond that contained in the
                        Prospectus and should be read in
                        conjunction with the Prospectus.


REDEMPTION FEE

THE FOLLOWING INFORMATION IS ADDED TO THE FOURTH PARAGRAPH UNDER THE HEADING "REDEMPTION FEE" ON PAGE 92 OF THE PROSPECTUS:

6. Redemptions in connection with periodic portfolio rebalancing of certain wrap accounts or automatic rebalancing arrangements.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE